Supplement dated July 7, 1998
                to the Prospectus dated May 1, 1998
                               of
                 HANSBERGER INSTITUTIONAL SERIES
                   515 East Las Olas Boulevard
                           Suite 1300
                    Fort Lauderdale, Florida
                   Telephone No. 954-522-5150

     The attached Prospectus dated May 1, 1998, of the Hansberger
Institutional Series (the "Trust"), which is incorporated herein by reference in its entirety, is hereby amended and supplemented as follows:

- The  ANNUAL  OPERATING EXPENSES and  Example  for  the
Emerging Markets Fund listed on pages 3 and 4, under the  heading
"FEE SUMMARY," are revised and amended as follows:

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

Management Fees*                             .21%
12b-1 Fees                                   None
Other Expenses (after voluntary waivers)**   1.04%
                                             ----
Total Fund Operating Expenses (after
voluntary waivers)***                        1.25%
=================================================================
* Reflects an increased level of voluntary waivers of fees by the Adviser. In the absence of such voluntary waivers, Management Fees for Emerging Markets Fund are estimated to be 1.00%.

**        Reflects voluntary waivers and reimbursements  of  fees
          by  the  Adviser.   In the absence  of  such  voluntary
          waivers  or reimbursements, Other Expenses for Emerging
          Markets Fund are estimated to be 1.18%.

*** Reflects voluntary waivers and reimbursements of fees by the Adviser. In the absence of such voluntary waivers or reimbursements, Total Operating Expenses for Emerging Markets Fund are estimated to be 2.18%. Although the Adviser anticipates voluntarily waiving fees and/or bearing expenses that will result in total fund operating expenses as set forth above, it is under no obligation to continue to do so.

-----------------------------------------------------------------
Example

     The following example demonstrates the expenses you would pay on a $1,000 investment assuming 5% annual return and either
(1) complete redemption at the end of each time period:

                             1 Year  3 Years  5 Years  10 Years
                             ------  -------  -------  --------
     Emerging Markets Fund     $33      $61      $91     $176

------------------------------------------------------------------

or (2) no redemption at the end of each period:

                             1 Year  3 Years  5 Years  10 Years
                             ------  -------  -------  --------
     Emerging Markets Fund     $23      $50      $79     $161

-------------------------------------------------------------------

          PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


















                             [LOGO]